Equity Method Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Summary of Balance Sheet Information for the Company's Equity Method Investments	The following tables present summarized financial information for the Company’s equity method investments as of September 30, 2021 and December 31, 2020 and for the three and nine months ended September 30, 2021, and September 30, 2020.

Summarized balance sheets	September 30, 2021	December 31, 2020
	(in thousands)
Current assets	$73,494	$64,355
Non-current assets	6,305	7,468

Total assets	$79,799	$71,823

Current liabilities	$59,139	$57,040
Non-current liabilities	896	6,589

Total liabilities	$60,035	$63,629

The following tables present summarized financial information for the Company’s equity method investments as of and for the years ended December 31, 2020 and 2019.

	December 31,
Summarized balance sheets	2020	2019
	(in thousands)
Current assets	$64,355	$62,208
Non-current assets	7,468	11,319

Total assets	71,823	73,527

Current liabilities	57,040	24,222
Non-current liabilities	6,589	36,543

Total liabilities	$63,629	$60,765

Summary of Statements of Operation Information for the Company's Equity Method Investments

	Three Months Ended September 30,		Nine Months Ended September 30,
Summarized statements of operations	2021	2020	2021	2020
	(in thousands)		(in thousands)
Revenue	$3,494	$9,604	$24,212	$12,946
Gross margin	$553	$1,381	$7,110	$1,924
Net income/(loss)	$(1,590)	$184	$570	$(1,494)

	Year Ended December 31,
Summarized statements of operations	2020	2019
	(in thousands)
Revenue	$14,917	$2,676
Gross margin	$2,636	$711
Net loss	$(1,873)	$(3,116)